PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions

	Asset retirement obligations	Restructuring obligations	Other provisions	Total
	CHF in millions
Provisions as of January 1, 2023	61.4	10.4	—	71.8
Provisions made during the period	2.0	28.5	29.9	60.4
Change in present value	2.5	—	—	2.5
Provisions used during the period	(1.8)	(16.0)	—	(17.8)
Provisions as of December 31, 2023	64.1	22.9	29.9	116.9
Thereof current	—	22.9	29.9	52.8
Thereof non-current	64.1	—	—	64.1
Provisions as of January 1, 2024	64.1	22.9	29.9	116.9
Provisions made during the period	2.1	1.9	—	4.0
Change in present value	2.4	—	—	2.4
Provisions used during the period	(4.6)	(20.1)	(29.9)	(54.6)
Provisions as of December 31, 2024	64.0	4.7	—	68.7
Thereof current	—	4.7	—	4.7
Thereof non-current	64.0	—	—	64.0